SHARE CAPITAL AND SHAREBASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2023
SHARE CAPITAL AND SHAREBASED PAYMENTS
Schedule Of Stock Options
	Underlying Shares	Weighted Average Exercise Price (C$)

Stock options outstanding, January 1, 2022	2,839,000	$1.68
Granted	2,390,000	$1.20
Exercised	(48,000)	$0.79
Expired	(880,000)	$1.98
Cancelled / Forfeited	(45,000)	$1.40
Stock options outstanding, December 31, 2022	4,256,000	$1.36
Granted	2,395,000	$1.12
Stock options outstanding, June 30, 2023	6,651,000	$1.27
Stock options exercisable, June 30, 2023	4,854,750	$1.33

Schedule Of Stock Options Outsanding And Exercisable
		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 28, 2023	$1.30	105,000	0.16	105,000	0.16
August 21, 2024	$0.79	126,000	1.14	126,000	1.14
August 4, 2025	$1.64	1,660,000	2.10	1,660,000	2.10
March 25, 2027	$1.20	2,340,000	3.74	2,340,000	3.74
May 4, 2027	$0.92	25,000	3.85	25,000	3.85
March 29, 2028	$1.12	2,395,000	4.74	598,750	4.74
		6,651,000	3.59	4,854,750	3.16

Schedule of fair value of the stock options was calculated using the Black-Scholes model
	June 30, 2023	December 31, 2022
Weighted average assumptions:
Risk-free interest rate	2.49%	2.49%
Expected dividend yield	0.00%	0.0%
Expected warrant life (years)	5.00	5.00
Expected stock price volatility	59.98%	59.98%
Expected forfeiture rate	20%	20%
Weighted average fair value	$0.63	$0.63

Schedule Of Rsu Outstanding
	Underlying Shares	Weighted Average Price (C$)

RSUs outstanding, January 1, 2022	1,439,477	$1.32
Granted	1,799,000	$1.19
Exercised	(982,879)	$1.18
Cancelled / Forfeited	(64,932)	$1.40
RSUs outstanding, December 31, 2022	2,190,666	$1.27
Granted	1,809,000	$1.12
Exercised	(592,667)	$1.19
Cancelled / Forfeited	(15,333)	$1.14
RSUs outstanding, June 30, 2023	3,391,666	$1.21

Schedule of summarizes information about the RSUs
Issuance Date	Price (C$)	Number of RSUs Outstanding
August 04, 2020	$1.64	412,666
March 25, 2022	$1.19	1,182,000
March 29, 2023	$1.12	1,797,000
		3,391,666

Schedule Of Basic Earnings Per Share And Diluted Earnings Per Share
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Net income (loss) for the period	$1,134	$2,283	$782	$2,929
Basic weighted average number of shares outstanding	119,195,457	117,129,947	118,887,538	110,548,661
Effect of dilutive share options, warrants, and RSUs (‘000)	4,018,752	3,256,653	4,020,189	3,265,461
Diluted weighted average number of shares outstanding	123,214,209	120,386,601	122,907,727	113,814,123
Basic loss per share	$0.01	$0.02	$0.01	$0.03
Diluted loss per share	$0.01	$0.02	$0.01	$0.03